Expense Example, No Redemption (USD $)	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 637
Expense Example, No Redemption, 3 Years	927
Expense Example, No Redemption, 5 Years	1,238
Expense Example, No Redemption, 10 Years	2,117
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	697
Expense Example, No Redemption, 5 Years	1,206
Expense Example, No Redemption, 10 Years	2,387
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	215
Expense Example, No Redemption, 3 Years	668
Expense Example, No Redemption, 5 Years	1,147
Expense Example, No Redemption, 10 Years	2,471
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	657
Expense Example, No Redemption, 3 Years	1,158
Expense Example, No Redemption, 5 Years	1,685
Expense Example, No Redemption, 10 Years	3,122
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	235
Expense Example, No Redemption, 3 Years	991
Expense Example, No Redemption, 5 Years	1,767
Expense Example, No Redemption, 10 Years	3,549
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	235
Expense Example, No Redemption, 3 Years	918
Expense Example, No Redemption, 5 Years	1,625
Expense Example, No Redemption, 10 Years	3,503
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	653
Expense Example, No Redemption, 3 Years	974
Expense Example, No Redemption, 5 Years	1,317
Expense Example, No Redemption, 10 Years	2,284
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	849
Expense Example, No Redemption, 5 Years	1,492
Expense Example, No Redemption, 10 Years	2,892
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	815
Expense Example, No Redemption, 5 Years	1,423
Expense Example, No Redemption, 10 Years	3,065
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	655
Expense Example, No Redemption, 3 Years	996
Expense Example, No Redemption, 5 Years	1,360
Expense Example, No Redemption, 10 Years	2,381
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	1,047
Expense Example, No Redemption, 5 Years	1,879
Expense Example, No Redemption, 10 Years	3,544
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	233
Expense Example, No Redemption, 3 Years	927
Expense Example, No Redemption, 5 Years	1,643
Expense Example, No Redemption, 10 Years	3,544
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	565
Expense Example, No Redemption, 3 Years	832
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	1,937
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	196
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,122
Expense Example, No Redemption, 10 Years	2,437
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	616
Expense Example, No Redemption, 3 Years	862
Expense Example, No Redemption, 5 Years	1,127
Expense Example, No Redemption, 10 Years	1,882
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,116
Expense Example, No Redemption, 10 Years	2,183
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	201
Expense Example, No Redemption, 3 Years	621
Expense Example, No Redemption, 5 Years	1,068
Expense Example, No Redemption, 10 Years	2,306
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	623
Expense Example, No Redemption, 3 Years	883
Expense Example, No Redemption, 5 Years	1,162
Expense Example, No Redemption, 10 Years	1,957
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	211
Expense Example, No Redemption, 3 Years	652
Expense Example, No Redemption, 5 Years	1,119
Expense Example, No Redemption, 10 Years	2,410
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	655
Expense Example, No Redemption, 3 Years	1,057
Expense Example, No Redemption, 5 Years	1,485
Expense Example, No Redemption, 10 Years	2,671
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	1,122
Expense Example, No Redemption, 3 Years	2,336
Expense Example, No Redemption, 5 Years	3,512
Expense Example, No Redemption, 10 Years	6,291
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	722
Expense Example, No Redemption, 3 Years	2,115
Expense Example, No Redemption, 5 Years	3,446
Expense Example, No Redemption, 10 Years	6,407
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	722
Expense Example, No Redemption, 3 Years	2,115
Expense Example, No Redemption, 5 Years	3,446
Expense Example, No Redemption, 10 Years	6,513
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	621
Expense Example, No Redemption, 3 Years	877
Expense Example, No Redemption, 5 Years	1,152
Expense Example, No Redemption, 10 Years	1,936
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	209
Expense Example, No Redemption, 3 Years	646
Expense Example, No Redemption, 5 Years	1,108
Expense Example, No Redemption, 10 Years	2,182
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,400
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	839
Expense Example, No Redemption, 3 Years	1,531
Expense Example, No Redemption, 5 Years	2,244
Expense Example, No Redemption, 10 Years	4,119
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	426
Expense Example, No Redemption, 3 Years	1,287
Expense Example, No Redemption, 5 Years	2,161
Expense Example, No Redemption, 10 Years	4,405
(Prospectus - Class A) | (Small Company Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	645
Expense Example, No Redemption, 3 Years	958
Expense Example, No Redemption, 5 Years	1,294
Expense Example, No Redemption, 10 Years	2,240
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	626
Expense Example, No Redemption, 3 Years	1,034
Expense Example, No Redemption, 5 Years	1,466
Expense Example, No Redemption, 10 Years	$ 2,667